Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ (81,639)	¥ (75,633)	¥ (51,010)
Net change for the year	132,052	(5,827)	(24,572)
Other	(275)	(179)	(51)
Ending Balance	50,138	(81,639)	(75,633)
Net Unrealized Gains on Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	40,735	32,235	23,468
Net change for the year	94,513	8,502	8,767
Other		(2)
Ending Balance	135,248	40,735	32,235
Net Unrealized Gains (Losses) on Derivative Financial Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(70)	(29)	(82)
Net change for the year	2	(41)	52
Other	0	0	1
Ending Balance	(68)	(70)	(29)
Pension Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(12,290)	(3,534)	1,053
Net change for the year	(11,111)	(8,750)	(4,530)
Other	(14)	(6)	(57)
Ending Balance	(23,415)	(12,290)	(3,534)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(110,014)	(104,305)	(75,449)
Net change for the year	48,648	(5,538)	(28,861)
Other	(261)	(171)	5
Ending Balance	¥ (61,627)	¥ (110,014)	¥ (104,305)